SELF-DIRECTED BROKERAGE ACCOUNTS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Contribution [Line Items]
SELF-DIRECTED BROKERAGE ACCOUNTS	SELF-DIRECTED BROKERAGE ACCOUNTS
In addition to the standard investment options of the Plan, brokerage accounts are available to Plan participants through Fidelity National Financial Services, and are comprised of various investments made at the sole direction of the Plan participants.